CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF MATURITY DATES OF CONVERTIBLE NOTES	The maturity dates of the convertible notes outstanding at December 31, 2022 are:
Maturity Date	Principal Balance Due
November 30, 2022	$-
Total Principal Outstanding	$-